Document and Entity Information	0 Months Ended
Dec. 12, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 12, 2013
Registrant Name	DREYFUS CASH MANAGEMENT
Central Index Key	0000759667
Amendment Flag	false
Document Creation Date	Dec. 12, 2013
Document Effective Date	Dec. 13, 2013
Prospectus Date	Jun. 01, 2013
DREYFUS CASH MANAGEMENT | Institutional Shares
Risk/Return:
Trading Symbol	DICXX
DREYFUS CASH MANAGEMENT | Investor Shares
Risk/Return:
Trading Symbol	DVCXX
DREYFUS CASH MANAGEMENT | administrative shares
Risk/Return:
Trading Symbol	DACXX
DREYFUS CASH MANAGEMENT | participant shares
Risk/Return:
Trading Symbol	DPCXX
DREYFUS CASH MANAGEMENT | Agency Shares
Risk/Return:
Trading Symbol	DMCXX